Subsequent events (Narrative) (Details) $ / shares in Units, ¥ in Millions, $ in Millions			1 Months Ended					12 Months Ended
	Mar. 15, 2018 $ / shares shares	Mar. 08, 2018 USD ($) $ / shares shares	Mar. 31, 2018 CNY (¥) shares	Mar. 31, 2018 $ / shares	Mar. 22, 2018 $ / shares shares	Mar. 20, 2018 shares	Feb. 23, 2018 USD ($)	Dec. 31, 2017
Series B Preferred Shares [Member]
Subsequent events [Line Items]
Preferred Stock, Redemption Terms								price equal to the Series B-2 issue price plus accrued daily interest at a rate of 8% per annum
Parent [Member]
Subsequent events [Line Items]
Preferred Stock Voting Rights Percentage			58.00%
Subsequent event [Member]
Subsequent events [Line Items]
Equity And Cost Method Investment Ownership Percentage		34.60%					9.84%
Proceeds from Sale of Cost Method Investments | $							$ 86.0
Cost Method Investments Realized Gain Loss Before Tax | $							$ 56.3
Stock Purchase Option Granted Percentage		50.10%
Subsequent event [Member] | Class B common shares [Member]
Subsequent events [Line Items]
Share Price | $ / shares					$ 7.16
Subsequent event [Member] | Class B common shares [Member] | Series A1 Preference Share Holder [Member]
Subsequent events [Line Items]
Issuance of common share (in shares) | shares						1,397,059
Subsequent event [Member] | Class B common shares [Member] | Investors [Member]
Subsequent events [Line Items]
Issuance of common share (in shares) | shares					6,985,294
Subsequent event [Member] | Preferred Stock [Member]
Subsequent events [Line Items]
Issuance of common share (in shares) | shares		64,488,235
Shares Issued, Price Per Share | $ / shares		$ 7.16
Proceeds from Issuance of Convertible Preferred Stock | $		$ 461.6
Subsequent event [Member] | Parent [Member]
Subsequent events [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares	6,102,353
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares	$ 2.55
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares	$ 5.21
Subsequent event [Member] | Parent [Member] | Preferred Shares [Member]
Subsequent events [Line Items]
Description Of Basis Of Settlement To Shareholders, Liquidation		(a) the sum of (i) 100% of the Series B-2 issue price, and (ii) any and all accrued or declared but unpaid dividends on such Series B-2 Preferred Shares or (b) the pro-rata share of the distributions of Huya available to all holders of ordinary shares on an as-converted basis
Subsequent event [Member] | Restricted share units [Member] | Parent [Member]
Subsequent events [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period | shares			3,655,084
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares				$ 7.16
Subsequent event [Member] | Bilin Information Technologys Co., Ltd [Member]
Subsequent events [Line Items]
Business Combination, Consideration Transferred | ¥			¥ 30